Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Longboard Fund Class A
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class A
Trading Symbol	LONAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]
What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
A	$239	2.24%

Expenses Paid, Amount	$ 239
Expense Ratio, Percent	2.24%
Line Graph [Table Text Block]

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, over the past ten years.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment over the past decade. The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: A widely used, market-capitalization-weighted index that tracks the performance of the U.S. investment-grade fixed-rate debt market. It Includes a broad range of U.S. dollar-denominated securities, such as government bonds, investment-grade corporate debt, mortgage-backed securities (MBS), and asset-backed securities (ABS). which the adviser believes is more representative of the Fund’s strategy. The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Total Return Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2026
	1 Year	5 Years	10 Years
LONAX (Without Load)	13.48%	4.02%	8.46%
LONAX (With Load)	6.98%	2.80%	7.82%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
SG Trend Index	27.51%	7.09%	5.05%
S&P 500 Total Return Index	29.78%	14.15%	15.65%

Net Assets	$ 108,782,380
Holdings Count | Integer	901
Advisory Fees Paid, Amount	$ 2,415,261
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2026
Total Net Assets	$108,782,380
# of Portfolio Holdings	901
Portfolio Turnover Rate	116%
Advisory Fees Paid	$2,415,261

Holdings [Text Block]

What did the Fund invest in?

Longboard Fund employs a trend-following strategy. The Fund systematically adjusts exposure to micro economic trends, increasing exposure to market leadership while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
United States Treasury Bill	9.2%
Aflac, Inc.	0.2%
Alliant Energy Corporation	0.2%
InvenTrust Properties Corporation	0.2%
Southern Company (The)	0.2%
CenterPoint Energy, Inc.	0.2%
Ameren Corporation	0.2%
Avista Corporation	0.2%
Xcel Energy, Inc.	0.2%
Regency Centers Corporation	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended May 31, 2026.
Updated Prospectus Phone Number	855-294-7540
Updated Prospectus Web Address	www.longboardfunds.com
Longboard Fund Class I
Shareholder Report [Line Items]
Fund Name	Longboard Fund
Class Name	Class I
Trading Symbol	LONGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Longboard Fund for the period of June 1, 2025 - May 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.longboardfunds.com/resources. You can also request this information by contacting us at 855-294-7540.
Additional Information Phone Number	855-294-7540
Additional Information Website	www.longboardfunds.com/resources
Expenses [Text Block]
What were the Fund’s costs for the year?
(based on a hypothetical $10,000 investment)

Class Name	Cost of a 10k Investment	Cost Paid as a % of a 10k Investment
I	$213	1.99%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.99%
Line Graph [Table Text Block]

How has the Fund performed since its inception?

Longboard Fund has outperformed its primary benchmark, the Bloomberg U.S. Aggregate Bond Index, and its secondary index, the SG Trend Index, over the past ten years.

Total Return Based on a $10,000 Investment

The above chart represents the historic performance of a hypothetical $10,000 investment over the past decade. The results of this chart do not predict the results of future time periods and does not guarantee the same results. The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Bloomberg U.S. Aggregate Bond Index: A widely used, market-capitalization-weighted index that tracks the performance of the U.S. investment-grade fixed-rate debt market. It Includes a broad range of U.S. dollar-denominated securities, such as government bonds, investment-grade corporate debt, mortgage-backed securities (MBS), and asset-backed securities (ABS). which the adviser believes is more representative of the Fund’s strategy. The Bloomberg U.S. Aggregate Bond Index replaces the S&P 500 Total Return Index as the Fund’s primary broad-based securities market index.

SG Trend Index: Equal-weighted index designed to track the performance of a pool of trend-following hedge fund managers, reconstituted annually.

S&P 500 Total Return Index: A stock market index tracking the performance of 500 of the largest companies listed on stock exchanges in the United States.

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 5/31/2026
	1 Year	5 Years	10 Years
LONGX	13.78%	4.30%	8.79%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
SG Trend Index	27.51%	7.09%	5.05%
S&P 500 Total Return Index	29.78%	14.15%	15.65%

Net Assets	$ 108,782,380
Holdings Count | Integer	901
Advisory Fees Paid, Amount	$ 2,415,261
Investment Company, Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]
Fund Statistics as of 5/31/2026
Total Net Assets	$108,782,380
# of Portfolio Holdings	901
Portfolio Turnover Rate	116%
Advisory Fees Paid	$2,415,261

Holdings [Text Block]

What did the Fund invest in?

Longboard Fund employs a trend-following strategy. The Fund systematically adjusts exposure to micro economic trends, increasing exposure to market leadership while eliminating positions in underperforming stocks.

Top 10 Holdings
Holding Name	% of Net Assets
United States Treasury Bill	9.2%
Aflac, Inc.	0.2%
Alliant Energy Corporation	0.2%
InvenTrust Properties Corporation	0.2%
Southern Company (The)	0.2%
CenterPoint Energy, Inc.	0.2%
Ameren Corporation	0.2%
Avista Corporation	0.2%
Xcel Energy, Inc.	0.2%
Regency Centers Corporation	0.2%

Material Fund Change [Text Block]	Material Fund Changes No material changes occurred during the period ended May 31, 2026.
Updated Prospectus Phone Number	855-294-7540
Updated Prospectus Web Address	www.longboardfunds.com